Other Financial Statement information - Summary of Prepaid Expense and Other Current Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses (including prepaid rent)	$ 2,535	$ 798
Deposits	983	1,157	$ 25
Reverse Recapitalization deferred offering costs	0	1,446	0
Unbilled contract		0	229
Other	28	275
Other		1,073	830
Total prepaid expenses and other current assets	$ 3,546	$ 3,676	$ 1,084